Restricted cash (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 218	$ 461
Restricted Cash [Abstract]
Current restricted cash	132	461
Non-current restricted cash	86	0
Total restricted cash	218	461
Accounts pledged as collateral for senior secured notes
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	0	328
Accounts pledged as collateral for performance bonds and similar guarantees
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	103	101
Demand deposit pledged as collateral for tax related guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	86	0
Demand deposit pledged as collateral for tax related guarantee | BTG Bank
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	86
Other
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 29	$ 32